SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

Stock Options

         Effective October 2014, the Company established the 2014 Omnibus Incentive Plan ("2014 Plan"), which permits the granting of stock options, stock appreciation rights, restricted stock units and other stock-based awards. The 2014 Plan authorizes up to 4,000,000 shares of common stock for awards to be issued to employees, directors or consultants of the Company. The stock-based awards will be issued at no less than the market price on the date the awards are granted. Under the 2014 Plan, the Company issued 982,000 stock option awards settleable in shares to key employees on October 9, 2014. The options generally become exercisable in installments of 25% per year, beginning on the first anniversary of the grant date and each of the three anniversaries thereafter, and have a maximum term of ten years.

         The Company's 2007 Stock Option Plan, as amended ("2007 Plan"), authorized the granting of stock options to employee, directors or consultants at no less than the market price on the date the option was granted. Options generally become exercisable in installments of 25% per year, beginning on the first anniversary of the grant date and each of the three anniversaries thereafter, and have a maximum term of ten years. No further awards will be granted under the 2007 Plan. All outstanding awards previously granted under the 2007 Plan, including those granted in 2014, will continue to be governed by their existing terms.

         The Company recorded share-based compensation expense associated with stock options of $2,846, $886 and $915 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company recognized an excess tax benefit related to share-based compensation expense associated with stock options of $3,689 for the year ended December 31, 2014.

         The grant-date fair value of each option award is estimated using the Black-Scholes-Merton option pricing model using the assumptions set forth in the following table:

	Year Ended December 31,
	2014	2013	2012
Exercise price of options	$13.00 - $16.74	$5.88 - $16.16	$4.28 - $5.98
Expected volatility	23.2% - 24.3%	23.3% - 25.3%	22.5% - 25.3%
Expected dividend yield	0%	0%	0%
Risk-free interest rate for the estimated expected term	1.82 - 1.85%	0.65 - 1.27%	0.55 - 0.66%
Expected term (in years)	6.25	4.00	4.00

         Estimating grant date fair values for employee stock options requires management to make assumptions regarding the current value of the Company's common shares, expected volatility of value of those underlying shares, the risk-free rate over the expected life of the stock options, and the date on which share-based payments will be settled. Prior to the closing of the IPO, the Company estimated its common share fair value using the income approach and market approach using the market comparable method. Expected volatility is based on an implied volatility for a group of industry-relevant healthcare companies as of the measurement date. Risk-free rate is determined based upon U.S. Treasury rates over the estimated expected option lives. Expected dividend yield is zero as the Company does not anticipate that any dividends will be declared during the expected term of the options. The expected term of options granted is calculated using the simplified method (the midpoint between the end of the vesting period and the end of the maximum term) because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term due to the limited period of time its awards have been outstanding. If actual results differ significantly from these estimates and assumptions, share-based compensation expense, primarily with respect to future share-based awards, could be materially impacted.

         A summary of the Company's stock option activity for the periods indicated is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)
Outstanding at January 1, 2012	4,858,568	$2.47	7.2	$1,412
Granted	2,109,594	4.43
Expired/cancelled	(1,412,700)	2.18

Outstanding at December 31, 2012	5,555,462	3.28	7.5	14,976
Granted	1,102,042	9.39

Outstanding at December 31, 2013	6,657,504	4.30	7.0	69,732
Granted	1,867,588	14.77
Expired/cancelled	(1,307,761)	1.45

Outstanding at December 31, 2014	7,217,331	$7.54	6.9	$142,262

Exercisable at December 31, 2014	3,656,139	$4.65	6.1	$82,654

         The weighted average grant-date fair value of options granted during the years ended December 31, 2014, 2013 and 2012 was $3.37, $1.30 and $0.29, respectively.

         In May 2014, the Company entered into a Stock Option Redemption Agreement with a former executive whereby the Company redeemed vested stock options to acquire 884,000 shares of common stock, comprised of 44,200 shares of Class A Voting Common Stock and 839,800 shares of Class B Nonvoting Common Stock, for the cash purchase price of $4,000. No incremental compensation expense was recognized as a result of this redemption.

         In January 2014, the Company redeemed vested stock options to buy 148,650 shares of Class A Voting Common Stock and 91,118 shares of Class B Nonvoting Common Stock from certain current employees for cash consideration, totaling $3,100. In April 2014, the Company redeemed vested stock options to buy 9,696 shares of Class A Voting Common Stock and 174,297 shares of Class B Nonvoting Common Stock from certain current employees for cash consideration, totaling $2,300. No incremental compensation expense was recognized as a result of these redemptions.

         During 2012, the Company redeemed vested stock options to buy 88,400 shares of Class A Voting Common Stock and 1,684,700 shares of Class B Nonvoting Common Stock from two former employees for total consideration of $2,466 which resulted in a reduction of additional paid-in capital of $513 and an increase in accumulated deficit of $1,953.

         At December 31, 2014, the total compensation cost related to non-vested options not yet recognized was $6,819, which will be recognized over a weighted average period of 3.2 years, assuming the employees complete their service period for vesting of the options.

Restricted Stock Awards

         Under the 2014 Plan, the Company issued restricted stock awards to non-employee directors. The value of the restricted stock awards is determined by the market value of the Company's common stock at the date of grant. The value of the restricted stock awards is recorded as compensation expense over the restriction period, which is one year.

         The Company recorded share-based compensation expense associated with restricted stock awards of $25 for the year ended December 31, 2014. At December 31, 2014, the total compensation cost related to non-vested restricted stock awards not yet recognized was $125, which will be recognized during 2015, assuming the non-employee directors complete their service period for vesting of the restricted stock awards.

         A summary of the Company's restricted stock award activity for the period indicated is as follows:

	Number of Shares Subject to Restriction	Weighted Average Fair Value
Nonvested at January 1, 2014	—	$—
Granted	8,277	18.12

Nonvested at December 31, 2014	8,277	$18.12